SEGMENT INFORMATION - Geographic Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenues	$ 23,100	$ 21,039	$ 17,931
Bottom of range | Partnership's Revenue | Customer Concentration Risk
Disclosure of geographical areas [line items]
Percentage of entity's revenue	10.00%	10.00%	10.00%
United States
Disclosure of geographical areas [line items]
Revenues	$ 6,395	$ 5,098	$ 4,175
Canada
Disclosure of geographical areas [line items]
Revenues	4,504	4,763	4,611
India
Disclosure of geographical areas [line items]
Revenues	3,206	2,518	1,945
United Kingdom
Disclosure of geographical areas [line items]
Revenues	2,544	2,417	2,194
Brazil
Disclosure of geographical areas [line items]
Revenues	1,677	1,416	1,522
Colombia
Disclosure of geographical areas [line items]
Revenues	1,275	1,153	996
France
Disclosure of geographical areas [line items]
Revenues	667	749	442
Germany
Disclosure of geographical areas [line items]
Revenues	461	312	185
Australia
Disclosure of geographical areas [line items]
Revenues	453	543	678
Other
Disclosure of geographical areas [line items]
Revenues	$ 1,918	$ 2,070	$ 1,183